Loss per share - Schedule of Net Loss per Common Share (Details) - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Earnings per share [abstract]
Issued common shares (in shares)	146,399,347	153,547,616
Weighted average number of Common Shares - Basic (in shares)	153,676,514	153,765,412
Weighted average number of Common Shares - Diluted (in shares)	153,676,514	153,765,412
Diluted net loss per share (in USD per share)	$ (4.34)	$ (1.07)
Basic net loss per share (in USD per share)	$ (4.34)	$ (1.07)